SEMI ANNUAL REPORT



                                 June 30, 1999

                              MUTUAL EUROPEAN FUND

[LOGO]
FRANKLIN(R) TEMPLETON(R)

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


[PHOTO OF PETER A. LANGERMAN]

PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual Advisers, Inc.



[PHOTO OF ROBERT L. FRIEDMAN]

ROBERT L. FRIEDMAN
Chief Investment Officer
Franklin Mutual Advisers, Inc.


SHAREHOLDER LETTER


Dear Shareholder:

We are pleased to bring you this semiannual report of the Mutual European Fund for the six months ended June 30, 1999, during which the fund's Class Z shares appreciated 13.96%. And we are also pleased to report that all of our Mutual Series funds delivered results for the period under review that compared very favorably to commonly cited indexes.


Throughout the first few months of 1999, conventional wisdom still largely favored growth investors versus value investors such as ourselves. Stocks of companies with the biggest capitalizations and ".com" stocks seemed to go up largely without regard to fundamental valuations. One only had to listen to tales from the growing legion of day traders to be convinced that a so-called "new paradigm" had taken hold. However, beginning in April, internet stocks lost a bit of their luster, some large-cap growth names sputtered, and media pundits (who love to perceive new trends) began to declare that value was back in vogue. We even received a number of calls from reporters asking whether we felt vindicated about the market's "return to value."



CONTENTS


Shareholder Letter ...............................................       1
Fund Report ......................................................       5
Performance Summary ..............................................      10
Financial Highlights &
Statement of Investments .........................................      12
Financial Statements .............................................      21
Notes to Financial Statements ....................................      25

[FUND CATEGORY PYRAMID GRAPHIC]


Although pure theme or momentum investing may work in the short term, it is not, in our opinion, sustainable over the long term.

As you know, we have never been slaves to conventional wisdom, nor wavered in our belief that fundamental research, solid underlying valuations, and good stock picking always have and always will make a real difference. Although pure theme or momentum investing may work in the short term, it is not, in our opinion, sustainable over the long term. Our value investing philosophy embodies this approach, and we believe that we will make money for our shareholders over time by sticking to our discipline, whether value investing is "in" or "out." We need, of course, to be mindful of changes in society and of how business valuations change, but the biggest mistake we could make would be to try to follow the latest investment fad. We always try to buy stocks that others have given up on because of a short-term problem that masks fundamental strengths or just because the stocks "aren't moving."

One outgrowth of investors' increasing accessibility to information and their ability to react to such information has been greater market volatility, at least in the short term. We like market volatility, although not in our performance, because it creates opportunity for contrarian investors like us to capitalize on someone else's overreaction, and it often works to our advantage.


2


Our performance this year does not merely reflect value's being back in style. In fact, markets may be only at the early stages of a rebalancing in favor of value and the medium- or smaller-cap companies. You may recall that late last year we appointed specific portfolio managers for each of our funds, to improve the day-to-day implementation of our investing philosophy. The revised portfolio management structure is working very well. Driven by an intensive focus on bottom-up stock picking, our portfolio managers and research team are responsible for the fund's strong performance record during the period under review.

In June, Mutual Shares, our oldest fund, celebrated its 50th anniversary, and our underlying investment discipline for all our funds remains the same as always - buy stocks at discounts to asset value in order to produce steady, absolute returns over long periods with minimal risk and volatility. Through strong as well as rocky markets, we pay attention to the fundamentals because that is what matters. This gives us the conviction to buy the names that we believe have value even when conventional wisdom may say otherwise.

Through strong as well as rocky markets, we pay attention to the fundamentals because that is what matters.

                                                                               3


On the following pages, you'll find a report from David E. Marcus, Mutual European Fund's portfolio manager, with specific comments about portfolio developments this year. We welcome your comments, either through regular mail or by email at mutualseries@frk.com.

Sincerely,

/s/PETER A. LANGERMAN
------------------------
Peter A. Langerman
Chief Executive Officer
Franklin Mutual Advisers, Inc.


/s/ROBERT L. FRIEDMAN
---------------------------
Robert L. Friedman
Chief Investment Officer
Franklin Mutual Advisers, Inc.


4


FUND REPORT

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: MUTUAL EUROPEAN FUND SEEKS CAPITAL APPRECIATION, WITH INCOME AS A SECONDARY OBJECTIVE, BY INVESTING PRIMARILY IN COMMON AND PREFERRED STOCKS, BONDS, AND CONVERTIBLE SECURITIES. THE FUND WILL NORMALLY HAVE AT LEAST 65% OF ITS INVESTED ASSETS IN THE SECURITIES OF ISSUERS ORGANIZED UNDER THE LAWS OF, OR WHOSE PRINCIPAL BUSINESS OPERATIONS OR AT LEAST 50% OF WHOSE REVENUE IS EARNED FROM, EUROPEAN COUNTRIES.
--------------------------------------------------------------------------------

During the six months ended June 30, 1999, Mutual European Fund's Class Z shares provided a 13.96% cumulative total return, as shown in the Performance Summary on page 11, and the Morgan Stanley Capital International(R) Europe Index posted a -2.27% return for the same period. Since the U.S. dollar strengthened considerably against most European currencies in 1999, our performance was helped relative to this index by the fund's practice of hedging foreign currency exposure.

Adhering to our disciplined approach of looking for cheap stocks enabled us to identify a number of situations that produced substantial returns during the reporting period. These included stocks of the following companies in which the fund had a significant investment.

Invensys PLC, a world leader in automation and controls, is the result of the merger between BTR PLC and Siebe PLC, two United Kingdom engineering firms. After the announcement of the merger in late 1998, we were surprised to see both stocks decline in value when the combination created a world leader

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 16 of this report.

                                                                               5


that offered restructuring, a clean balance sheet, potential for cost cutting and share buyback, and significant possibilities for asset sales - all at a bargain price. The market's misunderstanding proved to be our opportunity, as the stock appreciated about 20% during the reporting period. We believe it continues to offer a compelling valuation.




TOP 5 INDUSTRIES*
6/30/99

[This chart lists the top 5 industries, based on equtiy securities, of Mutual European Fund, based on total net assets as of 6/30/99.]


                                                       % OF TOTAL
  INDUSTRY                                             NET ASSETS
-----------------------------------------------------------------
  Multi-Industry                                         18.9%
  Banking                                                 7.9%
  Machinery & Engineering                                 7.5%
  Broadcasting & Publishing                               6.2%
  Business & Public Services                              6.0%


* Based on equity securities.


Pathe SA is a French media conglomerate whose assets include movie production, an extensive film library, and a significant stake in BSkyB, a large U.K. broadcasting group. The stock was trading at a discount of over 50% to its net asset value when we purchased it in May. Within a month, Vivendi, a large, French utility/media conglomerate, offered to buy Pathe SA, and the stock provided a return of nearly 40%.


TOP 5 COUNTRIES
6/30/99

[This chart lists the top 5 countries of Mutual European Fund, based on total net assets as of 6/30/99.]

                                                       % OF TOTAL
  COUNTRY                                              NET ASSETS
-----------------------------------------------------------------
France                                                 25.7%
Sweden                                                 17.4%
United Kingdom                                         11.2%
Italy                                                   5.8%
Spain                                                   5.6%



6


At the beginning of 1999, we owned stock in Telecom Italia SpA, di Risp, because we felt it was one of the cheapest telecom companies in the world, with enormous potential for restructuring. Eventually others figured this out. During the first half of 1999, the company was the subject of one of the largest hostile takeover attempts ever undertaken, and its stock appreciated more than 20% during that time.

In addition, we owned shares of several other companies that became targets of merger and acquisition proposals during the reporting period and contributed positively to the fund's performance. Examples included Swedish trucking firms BTL AB and ASG AB, United Kingdom food companies Hillsdown Holdings





TOP 10 HOLDINGS
6/30/99

[This chart lists the top 10 holdings, including industry and country, of Mutual European Fund, based on total net assets as of 6/30/99.]


                                                       % OF TOTAL
  COMPANY, INDUSTRY, COUNTRY                           NET ASSETS
-----------------------------------------------------------------
  Rhone-Poulenc SA, A,
  Health & Personal Care, France                          4.7%

  Invensys PLC,
  Machinery & Engineering, United Kingdom                 4.1%

  Suez Lyonnaise des Eaux SA,
  Business & Public Services, France                      3.6%

  Pathe SA,
  Leisure & Tourism, France                               3.3%

  Investor AB, A&B,
  Multi-Industry, Sweden                                  3.3%

  Corporacion Financiera Alba SA,
  Multi-Industry, Spain                                   2.9%

  Modern Times Group AB,
  Broadcasting & Publishing, Sweden                       2.7%

  Compagnie Generale D'Industrie et de Participation,
  Multi-Industry, France                                  2.5%

  Groupe GTM,
  Construction & Housing, France                          2.5%

Brierley Investments Ltd.,
Multi-Industry, New Zealand                               2.2%

                                                                               7


PLC and Terranova Foods PLC, French banking companies Societe Generale Paris and Paribas, and Swedish real estate conglomerate Asticus.

Although the introduction of the euro on January 1, 1999 was heralded as one of the most significant events in Europe since the end of World War II, its debut was followed by weakness in various European economies. Concern over this malaise led to a 11.28% fall in the euro's value versus the U.S. dollar. However, our ongoing hedging policy helped protect the fund from this slump. Looking forward, we intend to take advantage of any opportunities that arise as European companies react to the rapidly changing environment there.

We are very proud of our performance for this first half of 1999 and shall continue searching for the cheapest stocks that have what we believe is the best potential for substantial, future returns. Thank you for your continued support and participation in Mutual European Fund. We look forward to serving your investment needs in the future.

[PHOTO OF DAVID E. MARCUS]

/s/DAVID E. MARCUS
----------------------

David E. Marcus
Portfolio Manager


8


It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the fund invests. The fund generally expects to hedge against currency risk where feasible and to the extent possible. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments, involve higher credit risks. These and other risks are discussed in the prospectus, which you should review before making an investment decision.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

                                                                               9


PERFORMANCE SUMMARY AS OF 6/30/99


Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each share class's expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS Z:

No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the fund's prospectus.

CLASS A (formerly Class I):

Subject to the maximum 5.75% initial sales charge.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

For all share classes, the fund's Manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the Manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for the three-year period beginning November 1, 1996.


PRICE AND DISTRIBUTION INFORMATION


CLASS Z                         CHANGE         6/30/99      12/31/98
--------------------------------------------------------------------

Net Asset Value                 +$1.58         $14.12        $12.54


                                DISTRIBUTIONS (1/1/99 - 6/30/99)
                                ------------------------------------
Dividend Income                 $0.1710


CLASS A                         CHANGE          6/30/99     12/31/98
--------------------------------------------------------------------
Net Asset Value                 +$1.54         $14.01       $12.47


                                DISTRIBUTIONS (1/1/99 - 6/30/99)
                                ------------------------------------
Dividend Income                 $0.1589


CLASS B                         CHANGE          6/30/99     1/1/99
--------------------------------------------------------------------
Net Asset Value                 +$1.50         $13.97   $12.47


                                DISTRIBUTIONS (1/1/99 - 6/30/99)
                                ------------------------------------
Dividend Income                 $0.1638



CLASS C                         CHANGE          6/30/99     12/31/98
--------------------------------------------------------------------
Net Asset Value                 +$1.53         $13.98       $12.45



                                DISTRIBUTIONS (1/1/99 - 6/30/99)
                                ------------------------------------
Dividend Income                 $0.1363


10             Past performance is not predictive of future results.


PERFORMANCE

                                                                                           INCEPTION
CLASS Z                                     6-MONTH                  1-YEAR                (7/3/96)
----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                    13.96%                  0.12%                  68.47%
Average Annual Total Return(2)                13.96%                  0.12%                  19.05%
Value of $10,000 Investment(3)              $11,396                $10,012                 $16,847

                                                                                           INCEPTION
CLASS A                                   6-MONTH                   1-YEAR                 (11/1/96)
----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  13.62%                  -0.52%                   53.22%
Average Annual Total Return(2)               7.09%                  -6.23%                   14.81%
Value of $10,000 Investment(3)             $10,709                  $9,377                  $14,441

                                                                                      INCEPTION
CLASS B                                   6-MONTH                                      (1/1/99)
-----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  13.34%                                        13.34%
Aggregate Total Return(2)                    9.34%                                         9.34%
Value of $10,000 Investment(3)            $10,934                                       $10,934

                                                                                     INCEPTION
CLASS C                                  6-MONTH                 1-YEAR              (11/1/96)
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                13.38%                 -0.97%                 51.16%
Average Annual Total Return(2)            11.22%                 -2.89%                 16.36%
Value of $10,000 Investment(3)          $11,122                 $9,711                $14,965

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

BEGIN CALLOUT
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the fund invests. You may have a gain or loss when you sell your shares.
END CALLOUT

Past performance is not predictive of future results.                        11



MUTUAL EUROPEAN FUND
Financial Highlights

                                                                                     CLASS Z
                                                                -------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED            YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 1999    --------------------------------
                                                                (UNAUDITED)++      1998       1997++      1996+
                                                                -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................        $12.54         $12.60      $11.39      $10.00
                                                                -------------------------------------------------
Income from investment operations:
 Net investment income......................................           .22            .31         .33         .06
 Net realized and unrealized gains..........................          1.53            .33        2.28        1.40
                                                                -------------------------------------------------
Total from investment operations............................          1.75            .64        2.61        1.46
                                                                -------------------------------------------------
Less distributions from:
 Net investment income......................................          (.17)          (.34)       (.84)       (.05)
 Net realized gains.........................................            --           (.36)       (.56)       (.02)
                                                                -------------------------------------------------
Total distributions.........................................          (.17)          (.70)      (1.40)       (.07)
                                                                -------------------------------------------------
Net asset value, end of period..............................        $14.12         $12.54      $12.60      $11.39
                                                                =================================================
Total Return*...............................................        13.96%          4.74%      23.16%      14.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................      $465,294       $483,873    $546,780    $450,495
Ratios to average net assets:
 Expenses...................................................         1.06%**        1.05%       1.02%       1.09%**
 Expenses, excluding waiver and payments by affiliate.......         1.08%**        1.05%       1.05%       1.15%**
 Net investment income......................................         3.35%**        2.02%       2.53%       1.87%**
Portfolio turnover rate.....................................        66.41%         97.62%      98.12%      36.75%

 * Total return is not annualized.
** Annualized.
 + For the period July 3, 1996 (commencement of operations) to December 31,
   1996.
+ Based on average weighted shares outstanding.
 12



MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                                   CLASS A
                                                                ---------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED          YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 1999    ----------------------------
                                                                (UNAUDITED)++      1998      1997++    1996+
                                                                ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................        $12.47         $12.56    $11.38    $10.84
                                                                ---------------------------------------------
Income from investment operations:
 Net investment income......................................           .19            .27       .24       .03
 Net realized and unrealized gains..........................          1.51            .29      2.31       .58
                                                                ---------------------------------------------
Total from investment operations............................          1.70            .56      2.55       .61
                                                                ---------------------------------------------
Less distributions from:
 Net investment income......................................          (.16)          (.29)     (.81)     (.05)
 Net realized gains.........................................            --           (.36)     (.56)     (.02)
                                                                ---------------------------------------------
Total distributions.........................................          (.16)          (.65)    (1.37)     (.07)
                                                                ---------------------------------------------
Net asset value, end of period..............................        $14.01         $12.47    $12.56    $11.38
                                                                =============================================
Total Return*...............................................        13.62%          4.15%    22.61%     5.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................      $151,221       $170,486    $93,231   $9,200
Ratios to average net assets:
 Expenses...................................................         1.40%**        1.40%     1.37%     1.32%**
 Expenses, excluding waiver and payments by affiliate.......         1.43%**        1.40%     1.39%     1.42%**
 Net investment income......................................         2.98%**        1.68%     1.84%     1.44%**
Portfolio turnover rate.....................................        66.41%         97.62%    98.12%    36.75%

* Total return does not reflect sales commissions and is not annualized.
* Annualized.
+ For the period November 1, 1996 (effective date) to December 31, 1996.
++ Based on average weighted shares outstanding.
                                                                              13



MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                    CLASS B
                                                                ----------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1999
                                                                  (UNAUDITED)+
                                                                ----------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $12.47
                                                                ----------------
Income from investment operations:
 Net investment income......................................            .21
 Net realized and unrealized gain...........................           1.45
                                                                ----------------
Total from investment operations............................           1.66
                                                                ----------------
Less distributions from:
 Net investment income......................................           (.16)
                                                                ----------------
Total distributions.........................................           (.16)
                                                                ----------------
Net asset value, end of period..............................         $13.97
                                                                ================
Total Return*...............................................         13.34%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................           $372
Ratios to average net assets:
 Expenses...................................................          2.06%**
 Expenses, excluding waiver and payments by affiliate.......          2.09%**
 Net investment income......................................          3.19%**
Portfolio turnover rate.....................................         66.41%

 * Total return does not reflect the contingent deferred sales charge and is not annualized.
** Annualized.
+ Effective date of Class B shares was January 1, 1999. Based on average weighted shares outstanding.

 14



MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                                   CLASS C
                                                                ---------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED          YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 1999    ----------------------------
                                                                (UNAUDITED)++     1998      1997++     1996+
                                                                ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................        $12.45        $12.52     $11.38    $10.84
                                                                ---------------------------------------------
Income from investment operations:
 Net investment income......................................           .15           .21        .13       .02
 Net realized and unrealized gains..........................          1.52           .31       2.33       .58
                                                                ---------------------------------------------
Total from investment operations............................          1.67           .52       2.46       .60
                                                                ---------------------------------------------
Less distributions from:
 Net investment income......................................          (.14)         (.23)      (.76)     (.04)
 Net realized gains.........................................            --          (.36)      (.56)     (.02)
                                                                ---------------------------------------------
Total distributions.........................................          (.14)         (.59)     (1.32)     (.06)
                                                                ---------------------------------------------
Net asset value, end of period..............................        $13.98        $12.45     $12.52    $11.38
                                                                =============================================
Total Return*...............................................        13.38%         3.74%     21.79%     5.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................       $87,667       $96,555    $49,174    $2,754
Ratios to average net assets:
 Expenses...................................................         2.04%**       2.05%      2.02%     1.94%**
 Expenses, excluding waiver and payments by affiliate.......         2.07%**       2.05%      2.05%     2.04%**
 Net investment income......................................         2.35%**       1.00%      1.03%      .79%**
Portfolio turnover rate.....................................        66.41%        97.62%     98.12%    36.75%

 * Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
** Annualized.
 + For the period November 1, 1996 (effective date) to December 31, 1996.
++ Based on average weighted shares outstanding.

                       See Notes to Financial Statements.
                                                                              15



MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS 84.9%
AUTOMOBILES 1.0%
*Daimlerchrysler AG.........................................       Germany             80,000     $  6,987,728
                                                                                                  ------------
BANKING 7.9%
*Banca Nazionale Del Lavoro SpA.............................        Italy           4,840,800       15,265,718
*BHF Bank AG................................................       Germany             76,936        2,618,220
*BHW Holding AG.............................................       Germany            514,647        7,881,312
Christiania Bank OG Kreditkasse.............................        Norway            639,970        2,300,559
Merita AS...................................................       Finland          1,561,600        8,873,276
Societe Generale Paris......................................        France             70,500       12,424,925
Union Bank of Norway, 144A..................................        Norway            350,340        6,541,757
                                                                                                  ------------
                                                                                                    55,905,767
                                                                                                  ------------
BEVERAGES & TOBACCO 1.0%
Allied Domecq PLC...........................................    United Kingdom        375,300        3,629,245
Gallaher Group PLC..........................................    United Kingdom        402,700        2,475,537
Gallaher Group PLC, ADR.....................................    United Kingdom         20,100          491,194
                                                                                                  ------------
                                                                                                     6,595,976
                                                                                                  ------------
BROADCASTING & PUBLISHING 6.2%
*Modern Times Group AB......................................        Sweden            873,900       18,964,308
NV Holdingsmig de Telegraaf.................................     Netherlands          382,500        7,534,031
*Publicis SA................................................        France             49,500       10,464,577
Seat Pagine Gialle SpA, di Risp.............................        Italy           5,913,500        5,040,227
*Telefonica Publicidad E Informacion SA.....................        Spain             100,000        1,546,870
                                                                                                  ------------
                                                                                                    43,550,013
                                                                                                  ------------
BUSINESS & PUBLIC SERVICES 6.0%
*Carlisle Holdings Ltd......................................    United States          50,500          732,250
*Carlisle Holdings Ltd., fgn. ..............................    United Kingdom         55,806          719,106
Corporate Services Group PLC, A.............................    United Kingdom      2,135,200        2,860,755
Sophus Berendsen AS, A......................................       Denmark            137,000        3,505,006
Sophus Berendsen AS, B......................................       Denmark            282,400        7,617,575
Suez Lyonnaise des Eaux SA..................................        France            141,387       25,501,275
*Suez Lyonnaise des Eaux SA, fgn. ..........................        France             61,009              629
+*Uniholding Corp...........................................    United States         581,585        1,417,613
                                                                                                  ------------
                                                                                                    42,354,209
                                                                                                  ------------
CONSTRUCTION & HOUSING 5.9%
Groupe GTM..................................................        France            165,613       17,761,939
*Grupo Ferrovial SA.........................................        Spain             607,285       14,717,126
NCC AB......................................................        Sweden            876,200        9,326,758
                                                                                                  ------------
                                                                                                    41,805,823
                                                                                                  ------------
DATA PROCESSING & REPRODUCTION .1%
*Tecnost Mael SpA...........................................        Italy             307,800          760,216
                                                                                                  ------------

 16


MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ELECTRICAL & ELECTRONICS 1.7%
*Perlos OYJ.................................................       Finland            356,000     $  5,213,159
Racal Electronics PLC.......................................    United Kingdom      1,133,600        6,906,094
                                                                                                  ------------
                                                                                                    12,119,253
                                                                                                  ------------
ENERGY SOURCES 2.8%
Atlantic Richfield Co. .....................................    United States          18,600        1,554,263
Societe Elf Aquitaine SA, Br. ..............................        France             49,300        7,234,598
Societe Industrielle de Transports Automobiles..............        France             48,778       11,036,293
                                                                                                  ------------
                                                                                                    19,825,154
                                                                                                  ------------
FINANCIAL SERVICES 3.5%
Cir Cie Industriali Riunite SpA Torino......................        Italy           8,054,600       10,715,102
Cir Cie Industriali Riunite SpA Torino, di Risp.............        Italy           4,060,000        4,429,700
Espirito Santo Financial Group SA, ADR......................       Portugal           572,000        9,366,500
                                                                                                  ------------
                                                                                                    24,511,302
                                                                                                  ------------
FOOD & HOUSEHOLD PRODUCTS 1.5%
Van Melle NV................................................     Netherlands          110,266        7,078,538
Wolverhampton & Dudley Breweries PLC........................    United Kingdom        365,900        3,486,437
                                                                                                  ------------
                                                                                                    10,564,975
                                                                                                  ------------
HEALTH & PERSONAL CARE 5.2%
*Industriforvaltnings Skandigen AB Skandigen................        Sweden          1,250,000        3,646,201
Rhone-Poulenc SA, A.........................................        France            724,950       33,126,260
                                                                                                  ------------
                                                                                                    36,772,461
                                                                                                  ------------
INSURANCE 1.1%
*Companhia de Seguros Mundial Confianca SA..................       Portugal           121,700        4,801,735
Corporacion Mapfre PLC......................................        Spain             128,269        2,612,471
                                                                                                  ------------
                                                                                                     7,414,206
                                                                                                  ------------
LEISURE & TOURISM 3.3%
Pathe SA....................................................        France            195,321       23,445,771
                                                                                                  ------------
MACHINERY & ENGINEERING 7.5%
*Buderus AG.................................................       Germany              4,878        1,946,773
FKI PLC.....................................................    United Kingdom      3,402,600       10,512,115
IMI PLC.....................................................    United Kingdom      1,693,600        6,860,679
Invensys PLC................................................    United Kingdom      6,078,542       28,791,682
*Neopost SA.................................................        France            185,244        4,298,226
                                                                                                  ------------
                                                                                                    52,409,475
                                                                                                  ------------

                                                                              17


MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MULTI-INDUSTRY 18.9%
Brierley Investments Ltd. ..................................     New Zealand       54,972,939     $ 15,438,973
Cie Nationale A Portefeuille................................       Belgium             22,188        1,761,860
Compagnie Financiere Richemont AG, Br., A...................     Switzerland            6,600       12,693,941
Compagnie Generale D'Industrie et de Participation..........        France            369,923       17,891,501
Corporacion Financiera Alba SA..............................        Spain             125,700       20,351,552
Investor AB, A..............................................        Sweden            486,000        5,344,742
Investor AB, B..............................................        Sweden          1,573,600       17,583,157
Invik & Co. AB, B...........................................        Sweden            250,061       14,691,304
Kinnevik AB, B..............................................        Sweden            536,700       10,100,212
Lagardere SCA...............................................        France            408,386       15,203,398
Saab AB, B..................................................        Sweden            283,400        2,200,000
                                                                                                  ------------
                                                                                                   133,260,640
                                                                                                  ------------
REAL ESTATE 3.8%
Anders Dios AB..............................................        Sweden            744,700        4,335,762
Castellum AB................................................        Sweden            714,400        6,722,183
Fastighets AB Tornet........................................        Sweden            402,900        5,473,412
Lundbergforetagen AB, B.....................................        Sweden            634,200        7,981,581
(R)*Security Capital European Realty........................    United States         108,750        1,884,333
                                                                                                  ------------
                                                                                                    26,397,271
                                                                                                  ------------
TELECOMMUNICATIONS 1.4%
*Societe Europeenne de Communication SA, ADR................        Sweden            186,606        2,507,518
*Societe Europeenne de Communication SA, A, ADR.............        Sweden            114,372        1,472,540
*Telecom Italia SpA, di Risp................................        Italy             856,500        4,659,212
*Vodafone AirTouch PLC, ADR.................................    United Kingdom          7,400        1,457,800
                                                                                                  ------------
                                                                                                    10,097,070
                                                                                                  ------------
TRANSPORTATION 4.7%
ASG AB, B...................................................        Sweden            393,000       12,249,471
De Sammensluttede Vognmaend AF, B...........................       Denmark             88,450        7,993,952
Koninklijke Nedlloyd Groep NV...............................     Netherlands          286,995        7,103,104
Railtrack Group PLC.........................................    United Kingdom        286,100        5,848,991
                                                                                                  ------------
                                                                                                    33,195,518
                                                                                                  ------------
UTILITIES ELECTRICAL & GAS 1.4%
Veba AG.....................................................       Germany            167,600        9,886,274
                                                                                                  ------------
TOTAL COMMON STOCKS (COST $530,157,466).....................                                       597,859,102
                                                                                                  ------------

 18


MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY         AMOUNT**          VALUE
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 1.3%
Eurotunnel Finance Ltd.:
  Equity Note 12/31/03......................................    United Kingdom      1,334,692GBP  $  1,030,861
  Participating Loan Note 4/30/40...........................    United Kingdom        780,000GBP       528,672
Eurotunnel PLC:
  12/31/12, tier 1..........................................    United Kingdom        888,013GBP     1,147,774
  12/31/18, tier 2..........................................    United Kingdom      1,412,152GBP     1,647,162
  12/31/25, tier 3..........................................    United Kingdom        604,750GBP       619,601
  12/31/50, Resettable Advance R5...........................    United Kingdom        895,083GBP       599,619
  Stabilization Advance S8 Tier 1...........................    United Kingdom        153,447GBP        58,049
  Stabilization Advance S8 Tier 2...........................    United Kingdom        119,147GBP        37,557
Eurotunnel SA:
  12/31/12, tier 1 (Libor)..................................        France             33,539EUR         8,301
  12/31/18, tier 2 (Libor)..................................        France          1,860,784EUR     1,410,412
  12/31/18, tier 2 (Pibor)..................................        France            302,908EUR       231,156
  12/31/25, tier 3 (Libor)..................................        France          1,710,312EUR     1,128,802
  12/31/25, tier 3 (Pibor)..................................        France            345,448EUR       227,995
  12/31/50, Resettable Advance R4...........................        France          1,835,071EUR       785,350
  Stabilization Advance S7 tier 1 (Libor)...................        France            110,596EUR        27,372
  Stabilization Advance S6 tier 2...........................        France            127,931EUR        26,386
                                                                                                  ------------
TOTAL CORPORATE BONDS AND NOTES (COST 9,984,544)............                                         9,515,069
                                                                                                  ------------
BONDS & NOTES IN REORGANIZATION (COST $2,830,155) .4%
*Koninklijke Ned Vlieg Fokker NV, trade claim...............     Netherlands        3,122,440EUR     2,576,005
                                                                                                  ------------
SHORT TERM INVESTMENTS 3.9%
Fannie Mae, 5.165% to 5.20%, with maturities to 6/09/00.....    United States      11,500,000       11,166,800
Federal Home Loan Bank, 4.68% to 4.91%, with maturities to
  5/02/00...................................................    United States      10,697,000       10,415,465
Federal Home Loan Mortgage Corp., 5.00% to 5.10%, with
  maturities to 3/08/00.....................................    United States       6,000,000        5,822,103
                                                                                                  ------------
TOTAL SHORT TERM INVESTMENTS (COST $27,416,674).............                                        27,404,368
                                                                                                  ------------
TOTAL INVESTMENTS (COST $570,388,839) 90.5%.................                                       637,354,544
SECURITIES SOLD SHORT (.3%).................................                                        (2,113,097)
NET EQUITY IN FORWARD CONTRACTS 3.4%........................                                        24,361,632
OTHER ASSETS, LESS LIABILITIES 6.4%.........................                                        44,951,375
                                                                                                  ------------
TOTAL NET ASSETS 100.0%.....................................                                      $704,554,454
                                                                                                  ============

                                                                              19


MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

SECURITIES SOLD SHORT
ISSUER                                                             COUNTRY             SHARES            VALUE
--------------------------------------------------------------------------------------------------------------
*BP Amoco PLC, ADR..........................................    United Kingdom          7,100     $    770,350
*Credit Lyonnais, Inv. Cert.................................        France             36,340        1,342,747
                                                                                                  ------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,926,392)...........                                      $  2,113,097
                                                                                                  ============

                                                                                          VALUE AT     UNREALIZED
CONTRACTS FOR DIFFERENCES                                        COUNTRY        SHARES     6/30/99         LOSS
ISSUER
------------------------------------------------------------------------------------------------------------------
*BP Amoco PLC, cfd 10.3574..................................  United Kingdom    24,000    $  430,503    $ (38,685)
*BP Amoco PLC, cfd 10.9450..................................  United Kingdom    8,700        156,058       (5,965)
*BP Amoco PLC, cfd 11.2992..................................  United Kingdom    16,600       297,765       (2,114)
*Vodafone Group PLC, cfd 11.2893............................  United Kingdom    44,000       866,913      (82,581)
*Vodafone Group PLC, cfd 12.2720............................  United Kingdom    30,000       590,145       (9,836)
                                                                                          ----------    ---------
TOTAL CONTRACTS FOR DIFFERENCES.............................                              $2,341,384    $(139,181)
                                                                                          ==========    =========

CURRENCY ABBREVIATIONS:

EUR -- European Unit
GBP -- British Pound

 * Non-income producing.
** Securities denominated in U.S. dollars unless otherwise indicated.
   (R)Restricted securities (see note 6).
 + The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons", at June 30, 1999 were $1,417,613.

                       See Notes to Financial Statements.
 20



MUTUAL EUROPEAN FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $565,736,167)..................    $635,936,931
  Non controlled affiliates (cost $4,652,672)...............       1,417,613    $637,354,544
                                                                ------------
 Receivables:
  Investment securities sold................................                      48,063,125
  Capital shares sold.......................................                       4,316,771
  Dividends and interest....................................                       2,314,703
  From affiliates...........................................                          22,906
 Unrealized gain on forward exchange contracts (Note 7).....                      25,896,679
 Deposits with broker for securities sold short.............                       6,718,178
                                                                                ------------
      Total assets..........................................                     724,686,906
                                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................                       5,327,557
  Capital shares redeemed...................................                       1,287,611
  To affiliates.............................................                         801,422
 Funds advanced by custodian................................                       8,507,421
 Securities sold short, at value (proceeds $1,926,392)......                       2,113,097
 Unrealized loss on forward exchange contracts (Note 7).....                       1,535,047
 Due to broker-variation margin.............................                         130,496
 Accrued expense............................................                         429,801
                                                                                ------------
      Total liabilities.....................................                      20,132,452
                                                                                ------------
Net assets, at value........................................                    $704,554,454
                                                                                ============
Net assets consist of:
 Undistributed net investment income........................                    $     80,639
 Net unrealized appreciation................................                      90,691,962
 Accumulated net realized gain..............................                      38,376,877
 Capital shares.............................................                     575,404,976
                                                                                ------------
Net assets, at value........................................                    $704,554,454
                                                                                ============

                                                                              21


MUTUAL EUROPEAN FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

JUNE 30, 1999 (UNAUDITED)

CLASS Z:
 Net asset value and maximum offering price per share
   ($465,293,640 / 32,961,452 shares outstanding)...........                        $14.12
                                                                               ===========
CLASS A:
 Net asset value per share ($151,221,426 / 10,791,339 shares
  outstanding)..............................................                        $14.01
                                                                               ===========
 Maximum offering price per share ($14.01 / 94.25%).........                        $14.86
                                                                               ===========
CLASS B:
 Net asset value and maximum offering price per share
  ($372,022 / 26,631 shares outstanding)*...................                        $13.97
                                                                               ===========
CLASS C:
 Net asset value per share ($87,667,366 / 6,271,884 shares
  outstanding)*.............................................                        $13.98
                                                                               ===========
 Maximum offering price per share ($13.98 / 99.00%).........                        $14.12
                                                                               ===========

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 22



MUTUAL EUROPEAN FUND
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

Investment Income: (net of foreign taxes of $1,428,707)
 Dividends..................................................    $13,222,903
 Interest...................................................      1,740,483
                                                                -----------
      Total investment income...............................                   $14,963,386
                                                                               -----------
Expenses:
 Management fees (Note 3)...................................      2,722,091
 Administrative fees (Note 3)...............................        257,683
 Distribution fees (Note 3)
  Class A...................................................        264,126
  Class B...................................................            822
  Class C...................................................        431,041
 Transfer agent fees (Note 3)...............................        480,150
 Custodian fees.............................................         69,570
 Reports to shareholders....................................         49,539
 Registration and filing fees...............................         65,974
 Professional fees..........................................         21,480
 Directors' fees and expenses...............................          8,243
 Other......................................................          7,528
                                                                -----------
      Total expenses........................................                     4,378,247
      Expenses waived/paid by affiliate (Note 3)............                       (94,037)
                                                                               -----------
          Net expenses......................................                     4,284,210
                                                                               -----------
            Net investment income...........................                    10,679,176
                                                                               -----------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................     22,021,935
  Foreign currency transactions.............................     11,776,270
                                                                -----------
      Net realized gain.....................................                    33,798,205
 Net unrealized appreciation on:
  Investments...............................................     14,546,818
  Translation of assets and liabilities denominated in
    foreign currencies......................................     29,200,482
                                                                -----------
      Net unrealized appreciation...........................                    43,747,300
                                                                               -----------
Net realized and unrealized gain............................                    77,545,505
                                                                               -----------
Net increase in net assets resulting from operations........                   $88,224,681
                                                                               ===========

                       See Notes to Financial Statements.
                                                                              23



MUTUAL EUROPEAN FUND
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)        DECEMBER 31, 1998
                                                                -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $ 10,679,176          $ 15,829,262
  Net realized gain from investments and foreign currency
   transactions.............................................      33,798,205             6,283,000
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................      43,747,300           (21,552,207)
                                                                -------------------------------------
    Net increase in net assets resulting from operations....      88,224,681               560,055

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................      (5,606,382)          (13,601,975)
   Class A..................................................      (1,706,165)           (3,913,014)
   Class B..................................................          (4,279)                   --
   Class C..................................................        (850,333)           (1,783,371)
  Net realized gains:
   Class Z..................................................              --           (17,368,914)
   Class A..................................................              --            (5,010,752)
   Class C..................................................              --            (2,814,880)

 Capital share transactions (Note 2):
   Class Z..................................................     (70,256,585)          (43,585,595)
   Class A..................................................     (37,590,267)           91,968,786
   Class B..................................................         354,000                    --
   Class C..................................................     (18,924,443)           57,278,350
                                                                -------------------------------------
    Net increase (decrease) in net assets...................     (46,359,773)           61,728,690

Net assets:
 Beginning of period........................................     750,914,227           689,185,537
                                                                -------------------------------------
 End of period..............................................    $704,554,454          $750,914,227
                                                                =====================================

Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................    $     80,639          $ (2,431,378)
                                                                =====================================

                       See Notes to Financial Statements.
 24



MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual European Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing at least 65% of its invested assets in stocks and corporate debt securities of European countries. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

                                                                              25


MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Funds periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

 26


MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
h. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

i. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C shares. Effective January 1, 1999, Class I and Class II were renamed Class A, and Class C, respectively, and a fourth class of shares, Class B was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

                                                                              27


MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)
At June 30, 1999, there were 500 million Fund shares authorized ($0.001 par value) of which 200 million, 100 million, 100 million and 100 million were designated as Class Z, Class A, Class B and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 1999                      DECEMBER 31, 1998
                                                         ----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         ----------------------------------------------------------------
CLASS Z SHARES:
Shares sold............................................    8,525,888    $ 114,325,425          23,594,141    $ 332,563,913
Shares issued on reinvestment of distributions.........      281,574        3,989,792           1,732,106       23,749,949
Shares redeemed........................................  (14,424,060)    (188,571,802)        (30,159,934)    (399,899,457)
                                                         -----------------------------------------------------------------
Net decrease...........................................   (5,616,598)   $ (70,256,585)         (4,833,687)   $ (43,585,595)
                                                         =================================================================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 1999                      DECEMBER 31, 1998
                                                         ----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         ----------------------------------------------------------------
CLASS A SHARES:
Shares sold............................................   18,607,779    $ 245,186,846          30,432,242    $ 417,377,402
Shares issued on reinvestment of distributions.........      106,144        1,493,645             579,768        7,868,775
Shares redeemed........................................  (21,591,350)    (284,270,758)        (24,763,667)    (333,277,391)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................   (2,877,427)   $ (37,590,267)          6,248,343    $  91,968,786
                                                         =================================================================

                                                               SIX MONTHS ENDED
                                                                JUNE 30, 1999+
                                                         ----------------------------
                                                           SHARES          AMOUNT
                                                         ----------------------------
CLASS B SHARES:
Shares sold............................................       26,469    $     351,695
Shares issued on reinvestment of distributions.........          275            3,855
Shares redeemed........................................         (113)          (1,550)
                                                         ----------------------------
Net increase...........................................       26,631    $     354,000
                                                         ============================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 1999                      DECEMBER 31, 1998
                                                         ----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS C SHARES:
Shares sold............................................    1,702,849    $  22,845,572           6,416,186    $  90,539,295
Shares issued on reinvestment of distributions.........       56,416          792,273             314,472        4,301,048
Shares redeemed........................................   (3,241,342)     (42,562,288)         (2,903,661)     (37,561,993)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................   (1,482,077)   $ (18,924,443)          3,826,997    $  57,278,350
                                                         =================================================================

+ Effective date of Class B shares was January 1, 1999.

 28


MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.80% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through June 30, 2000, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Series Fund's Board of Directors determines that such expenses would have been higher had the merger between Franklin Mutual and the Fund's former investment adviser not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:


ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion


The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Distributors received net commissions on sales of those Fund shares and received contingent deferred sales charges for the period of $34,924 and $115,760, respectively.

4. INCOME TAXES

At June 30, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $570,428,318 was as follows:


Unrealized appreciation.....................................  $ 87,055,020
Unrealized depreciation.....................................   (20,128,794)
                                                              ------------
Net unrealized appreciation.................................  $ 66,926,226
                                                              ============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and foreign currency transactions.

                                                                              29


MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 1999, aggregated $409,634,809 and $502,408,903, respectively.

Transactions in options written during the six months ended June 30, 1999 were as follows:

                                                               NUMBER OF
                                                               CONTRACTS      PREMIUM
                                                              ------------------------
Options outstanding at December 31, 1998....................        0                0
Options written.............................................       50         $ 20,124
Options expired.............................................      (50)         (20,124)
                                                              ========================
Options outstanding at June 30, 1999........................        0         $      0
                                                              ========================

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1999 are as follows:

NUMBER OF                                                                   ACQUISITION
 SHARES                                ISSUER                                  DATE         VALUE
 ---------------------------------------------------------------------------------------------------
 108,750    Security Capital European Realty............................      4/08/98      $1,884,333
                                                                                           ==========
TOTAL RESTRICTED SECURITIES (COST $2,175,000) (0.27% OF NET ASSETS)

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

 30


MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
As of June 30, 1999, the Fund had the following forward exchange contracts outstanding:

                                                                                       IN           SETTLEMENT         UNREALIZED
                                                                                  EXCHANGE FOR         DATE            GAIN/(LOSS)
CONTRACTS TO BUY:                                                                 ------------------------------------------------
------------------
     38,154,560     Norwegian Krone.......................................  U.S.  $  4,800,000       09/10/99    U.S.  $    36,241
                                                                                  ------------                         -----------
                                                                            U.S.  $  4,800,000                              36,241
                                                                                  ============                         -----------
CONTRACTS TO SELL:
------------------
     21,341,247     European Unit.........................................  U.S.  $ 24,541,406       07/19/99            2,500,901
     18,680,730     British Pounds........................................          30,935,289       07/20/99            1,485,897
     36,910,681     Swedish Krona.........................................           4,805,319       07/21/99              458,289
      9,952,198     British Pounds........................................          16,193,173       08/17/99              500,650
    196,109,996     Swedish Krona.........................................          24,982,165       08/17/99            1,847,229
     45,149,915     European Unit.........................................          49,747,186       08/31/99            2,965,818
     82,649,309     European Unit.........................................          89,918,030       09/10/99            4,213,882
    115,217,531     Norwegian Krone.......................................          14,755,347       09/10/99              151,069
     18,486,097     Swiss Franc...........................................          12,808,654       09/10/99              815,956
     82,041,868     Swedish Krona.........................................          10,007,395       09/15/99              310,808
     38,206,651     Swedish Krona.........................................           4,608,853       09/20/99               91,682
     46,978,041     European Unit.........................................          50,610,054       10/12/99            1,771,401
    273,327,203     Swedish Krona.........................................          33,242,855       10/19/99              863,205
    121,117,997     Danish Krone..........................................          17,527,352       10/27/99              552,199
     39,335,934     European Unit.........................................          42,919,527       10/27/99            1,976,990
      9,475,270     British Pounds........................................          15,444,691       11/16/99              485,892
     29,422,493     New Zealand Dollar....................................          16,518,523       11/17/99              876,064
    219,981,907     Swedish Krona.........................................          27,962,095       11/17/99            1,849,554
     37,860,577     European Unit.........................................          40,093,642       11/29/99              583,280
        583,280     British Pounds........................................          11,505,529       12/15/99              210,695
     39,254,030     European Unit.........................................          41,537,138       12/17/99              513,866
         90,320     British Pounds........................................             143,776       12/20/99                1,108
     25,955,000     British Pounds........................................          41,839,460       01/18/00              823,961
        361,440     British Pounds........................................             582,135       05/22/00               10,042
                                                                                  ------------                         -----------
                                                                            U.S.  $623,229,594                          25,860,438
                                                                                  ============                         -----------
         Unrealized gain on forward exchange contracts....................                                              25,896,679
                                                                                                                       -----------

                                                                              31


MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                       IN           SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                                 EXCHANGE FOR         DATE            GAIN/(LOSS
------------------                                                                ------------------------------------------------
     13,841,070     British Pounds........................................  U.S.  $ 22,691,842       07/20/99    U.S.  $  (871,974)
      7,587,389     British Pounds........................................          12,283,983       08/17/99             (320,266)
     68,876,391     Norwegian Krone.......................................           8,766,391       09/10/99              (36,807)
      1,714,681     Swiss Franc...........................................           1,168,995       09/10/99              (56,610)
      4,066,209     British Pounds........................................           6,589,291       11/16/99             (169,886)
                                                                                  ------------                         -----------
                                                                            U.S.  $ 51,500,502                          (1,455,543)
                                                                                  ============                         -----------
CONTRACTS TO SELL:
------------------
     62,175,890     Norwegian Krone.......................................  U.S.  $  7,838,614       09/10/99              (42,426)
     69,775,326     Swedish Krona.........................................           8,223,723       09/15/99              (23,073)
     31,649,535     Swedish Krona.........................................           3,742,894       11/17/99              (14,005)
                                                                                  ------------                         -----------
                                                                            U.S.  $ 19,805,231                             (79,504)
                                                                                  ============                         -----------
        Unrealized loss on forward exchange contracts.....................                                              (1,535,047)
                                                                                                                       -----------
          Net unrealized gain on forward exchange contracts...............                                       U.S.  $24,361,632
                                                                                                                       ===========

 32






SEMIANNUAL REPORT

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffrey Altman
Raymond Garea
David E. Marcus
Larry Sondike
David Winters

INVESTMENT MANAGER
Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800-DIAL-BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800-632-2301 - (Class A, B, & C)
1-800-448-FUND - (Class Z)

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current Mutual European Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


478 S99 08/99                [RECYCLE LOGO] Printed on recycled paper